SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL
Schedule of shares capital issued and outstanding

	Common Shares
			Contributed Surplus
	Number	Amount
Balance, January 1, 2015	53,842,344	$89,357,061	$17,632,809
Issued for cash pursuant to an underwritten public offering(i)	10,415,000	74,883,850	—
Share issue costs(i)	—	(5,004,640)	—
Issued for cash on exercise of options	2,507,603	2,268,766	(1,177,864)
Share-based payments	—	—	4,114,165

Balance, January 1, 2016	66,764,947	$161,505,037	$20,569,110

Issued for cash pursuant to a private placement(ii)	11,817,000	7,090,200	—
Share issue costs(ii)	—	(35,540)	—
Issued for cash on exercise of options	101,398	152,976	(77,784)
Share-based payments	—	—	1,810,111

Balance, December 31, 2016	78,683,345	$168,712,673	$22,301,437

Issued from Series A and Series B units(iii)	22,102,538	—	—
Common shares issued from exercise of Series D Warrants(iv)	1,874,989	1,127,057	—
Issued for cash on exercise of options	254,702	1,964,086	(1,729,134)
Share-based payments	—	—	2,484,543

Balance, December 31, 2017	102,915,574	$171,803,816	$23,056,846

(i) On February 3, 2015, the Company closed an underwritten public offering of 12,075,000 common shares of the Company (of which 10,415,000 common shares were issued from treasury) at a price per share of $7.19 for aggregate gross proceeds of $74,883,850 for the Company and $11,935,400 for the selling security holders (including some directors, officers and employees). The share issue costs incurred by the Company were $5,004,640.

(ii) On December 12, 2016, the Company closed a non-brokered private placement of 11,817,000 common shares of the Company at a price per share of $0.60 for aggregate gross proceeds of $7,090,200. All of the shares issued were purchased by Boston Scientific Corporation ("Boston Scientific"). Immediately following the closing of the private placement Boston Scientific owned 15% of the issued and outstanding common shares of the Company. The share issue costs incurred by the Company were $35,540. Concurrent to, and contingent upon, the non-brokered private placement Boston Scientific purchased certain assets from the Company.

(iii) On November 17, 2017, Neovasc completed an underwritten public offering of 6,609,588 Series A Units and 19,066,780 Series B Units of the Company, at a price of $1.46 per Unit for gross proceeds of $37,487,497. No amount has been recognized with respect to the common shares within equity because the fair value of the derivative instruments issued (being the warrants which form part of the Units issued) exceeded the cash proceeds received.

(iv) On December 27, 2017, 1,874,989 of the Series D Warrants that were issued as part of the Series B Units were exercised for cash proceeds of $18,750. In addition, the fair value of the related derivative liability of $1,108,306 (see Note 15) was recognized within equity upon conversion. The holders of Series D Warrants have the option to purchase one common share of Neovasc at a nominal exercise price of $0.01 per share for each Series D warrant held.

Summary of stock option activity

	Number of options	Weighted average exercise price		Average remaining contractual life (years)
Options outstanding, January 1, 2015	9,346,389	C$	2.37	2.19
Granted	1,423,677		8.57
Exercised	(2,507,603)		0.53
Forfeited	(127,760)		8.46

Options outstanding, December 31, 2015	8,134,703	C$	3.92	2.22
Options exercisable, December 31, 2015	6,491,040	C$	3.15	1.78

Granted	170,061		4.90
Exercised	(101,398)		1.00
Forfeited	(271,862)		6.37
Expired	(56,800)		1.00

Options outstanding, December 31, 2016	7,874,704	C$	3.91	1.52
Options exercisable, December 31, 2016	6,800,066	C$	3.40	1.26

Granted	1,844,500		1.90
Exercised	(2,174,093)		1.04
Forfeited	(471,867)		4.74
Expired	(1,294,934)		1.42

Options outstanding, December 31, 2017	5,778,310	C$	4.84	2.28
Options exercisable, December 31, 2017	4,512,878	C$	4.99	1.94

Summary of options outstanding by exercise price

The following table lists the options outstanding at December 31, 2017 by exercise price:

Exercise price	Options outstanding	Weighted average remaining term (yrs)	Options exercisable	Weighted average remaining term (yrs)
C$0.01	64,128	0.08	64,128	0.08
C$0.02 - 1.99	1,739,300	4.26	984,500	4.25
C$2.00 - 4.99	920,397	0.50	875,705	0.37
C$5.00 - 6.99	2,272,985	1.56	2,066,845	1.49
C$7.00 - 9.99	344,600	2.31	225,600	2.26
C$10.00 - 13.00	436,900	2.21	296,100	2.20

	5,778,310		4,512,878

The following table lists the options outstanding at December 31, 2016 by exercise price:

Exercise price	Options outstanding	Weighted average remaining term (yrs)	Options exercisable	Weighted average remaining term (yrs)
C$0.01	79,482	1.05	79,482	1.05
C$0.97 - 1.45	3,452,300	0.31	3,452,300	0.31
C$2.00 - 4.25	1,045,111	1.56	883,817	1.34
C$5.00 - 7.00	2,433,311	2.63	1,963,667	2.47
C$7.00 - 9.00	412,400	3.36	191,000	3.31
C$10.00 - 13.00	452,100	3.21	229,800	3.20

	7,874,704		6,800,066

The following table lists the options outstanding at December 31, 2015 by exercise price:

Exercise price	Options outstanding	Weighted average remaining term (yrs)	Options exercisable	Weighted average remaining term (yrs)
C$0.01	86,280	2.06	86,280	2.06
C$0.97 - 1.45	3,608,500	0.68	3,570,700	0.61
C$2.00 - 4.25	982,606	2.27	775,804	2.25
C$5.00 - 7.00	2,550,570	3.62	1,806,347	3.40
C$7.00 - 9.00	373,000	4.58	77,000	4.58
C$10.00 - 13.00	533,747	4.23	174,909	4.21

	8,134,703		6,491,040

Estimate of fair value of options weighted average assumptions

	2017	2016	2015
Weighted average fair value	$1.49	$3.02	$4.85
Weighted average exercise price	$1.90	$4.90	$8.57
Weighted average share price at grant	$1.90	$4.90	$8.57
Dividend yield	nil	nil	nil
Volatility	110%	76%	76%
Risk-free interest rate	1.12%	0.75%	0.75%
Expected life	5 years	5 years	5 years
Forfeiture rate	6%	1%	1%

Schedule of warrants issued and exercised

Warrants	As at November 17, 2017	Exercised	As at December 31, 2017	Exercise Price	Weighted average remaining contractual life (years)
Series A Warrants	25,676,368	—	25,676,368	$1.61	4.88
Series B Warrants	25,676,368	—	25,676,368	$1.61	1.88
Series C Warrants	10,273,972	—	10,273,972	$1.46	1.88
Series D Warrants	3,573,830	(1,874,989)	1,698,841	$0.01	1.88
Series E Warrants	22,431,506	—	22,431,506	$1.61	4.88
Series F Warrants	22,431,506	—	22,431,506	$1.61	1.88

Series B Warrants Alternative Net Number reflecting relevant market data

As at December 31, 2017
Number of Series B Warrants outstanding	25,676,368
Estimated potential number of equivalent shares(a)	58,218,075
Applicable VWAP, as calculated per above	$0.55

(a)	The number of common shares that would be issued pursuant to an Alternate Net Number cashless exercise if the exercise of all of the Series B Warrants had occurred on December 31, 2017.

Series F Warrants Alternative Net Number reflecting relevant market data

As at December 31, 2017
Number of Series F Warrants outstanding	22,431,506
Estimated potential number of equivalent shares(a)	50,860,741
Applicable VWAP, as calculated per above	$0.55

(a)	The number of common shares that would be issued pursuant to an alternative cashless exercise if the exercise of all of the Series F Warrants had occurred on December 31, 2017.